Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our annual equity grant is approved by the Committee and has been made on the first business day of March each year since 2006, unless otherwise specified by our Board or the Committee. The Committee has delegated authority to management to grant promotional, new hire and retention grants during the remainder of the year as follows:
•No grants may be made to the CEO or other executive officers without Committee approval;
•Grants are to be dated as of the first business day of the month concurrent with or following the promotion date, hire date or date that a retention grant was approved; and
•Management reports off-cycle delegated grant activity at each regularly scheduled Committee meeting.
Neither the Committee nor management grants equity awards in anticipation of the release of material non-public information, or otherwise takes material nonpublic information into account when determining the terms of equity awards, and we do not time the release of material nonpublic information based on equity award grant dates.

Award Timing Method
Our annual equity grant is approved by the Committee and has been made on the first business day of March each year since 2006, unless otherwise specified by our Board or the Committee. The Committee has delegated authority to management to grant promotional, new hire and retention grants during the remainder of the year as follows:
•No grants may be made to the CEO or other executive officers without Committee approval;
•Grants are to be dated as of the first business day of the month concurrent with or following the promotion date, hire date or date that a retention grant was approved; and
•Management reports off-cycle delegated grant activity at each regularly scheduled Committee meeting.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Neither the Committee nor management grants equity awards in anticipation of the release of material non-public information, or otherwise takes material nonpublic information into account when determining the terms of equity awards, and we do not time the release of material nonpublic information based on equity award grant dates.

MNPI Disclosure Timed for Compensation Value	false